Other Comprehensive Income (Details 2) R$ in Thousands	Dec. 31, 2017 BRL (R$)
Revaluation gains
Debt Instruments
Government debt securities	R$ 1,616,486
Private-sector debt securities	10,694
Equity instruments
Domestic	230,722
Of which:
Listed	156,236
Unlisted	74,486
Total	1,857,902
Revaluation losses
Debt Instruments
Government debt securities	(6,942)
Private-sector debt securities	(2,227)
Equity instruments
Domestic	(35,159)
Of which:
Listed	(5,322)
Unlisted	(29,837)
Total	(44,328)
Net revaluation gains (losses)
Debt Instruments
Government debt securities	1,609,544
Private-sector debt securities	8,467
Equity instruments
Domestic	195,563
Of which:
Listed	150,914
Unlisted	44,649
Total	1,813,574
Fair value
Debt Instruments
Government debt securities	79,462,303
Private-sector debt securities	5,254,444
Equity instruments
Domestic	1,106,637
Of which:
Listed	965,547
Unlisted	141,090
Total	R$ 85,823,384